Derivative financial instruments - Schedule of maturity profile of financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 482	£ 368
Derivative liabilities	(1,202)	(1,244)
Total	(720)	(876)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(2)	0
Total	(2)	0
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	375	333
Derivative liabilities	(1,138)	(1,126)
Total	(763)	(793)
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	19	18
Derivative liabilities	(355)	(249)
Total	(336)	(231)
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	356	315
Derivative liabilities	(783)	(877)
Total	(427)	(562)
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	46	6
Derivative liabilities	(61)	(80)
Total	(15)	(74)
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	41	31
Derivative liabilities	(77)	(44)
Total	(36)	(13)
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	47	32
Derivative liabilities	(73)	(74)
Total	(26)	(42)
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	49
Derivative liabilities	(25)	(83)
Total	(19)	(34)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	216	197
Derivative liabilities	(547)	(596)
Total	£ (331)	£ (399)